Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Sensitivity analysis of cash collateral deposits (Details) € in Millions	Dec. 31, 2018 EUR (€)
Market risk [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Increase in euro interest rates (as a percent)	1.00%
Decrease in euro interest rates (as a percent)	1.00%
Change in fair value of derivatives, appreciation	€ 1,138
Change in fair value of derivatives, depreciation	(1,136)
Amount of cash collateral received (paid), appreciation	(1,138)
Amount of cash collateral received (paid), depreciation	€ 1,136
Currency risk [member]
Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank)
Increase in euro interest rates (as a percent)	10.00%
Decrease in euro interest rates (as a percent)	10.00%
Change in fair value of derivatives, appreciation	€ (1,473)
Change in fair value of derivatives, depreciation	1,800
Amount of cash collateral received (paid), appreciation	1,473
Amount of cash collateral received (paid), depreciation	€ (1,800)